Summary of Significant Accounting Policies - Schedule of Exchange Rates Used in Preparing Financial Statements (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Exchange Rates Used in Preparing Financial Statements [Abstract]
Year-end spot rate	7.8357	7.7799
Average rate	7.8039	7.7945	7.8252